Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Statement of comprehensive income [abstract]
Consolidated net (loss) income	$ (11,654)	$ (594)	$ 10,527	$ 10,329
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	(266)	(14)	715	(27)
Exchange differences on the translation of foreign operations and associates	15,207	776	16,052	(5,407)
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods	14,941	762	16,767	(5,434)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	28	1	(123)	138
Net other comprehensive income (loss) not being reclassified to profit or loss in subsequent periods	28	1	(123)	138
Total comprehensive (loss) income, net of tax	14,969	763	16,644	(5,296)
Consolidated comprehensive income for the year, net of tax	3,315	169	27,171	5,033
Attributable to:
Equity holders of the parent	3,341	170	24,818	5,437
Non-controlling interest	(26)	(1)	2,353	(404)
Consolidated comprehensive income for the year, net of tax	$ 3,315	$ 169	$ 27,171	$ 5,033